Long-Term Debt - Additional Information (Detail)						1 Months Ended	3 Months Ended		12 Months Ended
	Oct. 11, 2017 USD ($)	Oct. 02, 2017 USD ($) shares	Jul. 03, 2017 USD ($) $ / shares shares	Oct. 03, 2016 USD ($) shares	Jul. 03, 2014 USD ($) $ / shares	Oct. 10, 2017 USD ($) shares	Dec. 31, 2017 USD ($) shares	Jun. 30, 2017 USD ($) shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) shares	Dec. 31, 2015 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Aug. 01, 2017 EUR (€)	Mar. 12, 2013 EUR (€)	Mar. 12, 2013 USD ($)
Debt Instrument [Line Items]
Interest rate							1.00%			1.00%
Net proceeds from issuance of senior unsecured convertible bonds										$ 1,502,000,000
Conversion price adjusted		1.16%		1.24%
Debt conversion, bond par value						$ 400,000,000	$ 400,000,000			600,000,000
Conversion features of the instruments value			$ 242,000,000							242,000,000	$ 0
Allocated debt issuance costs			1,000,000		$ 1,000,000	340,000,000
Debt Conversion,Cash redemption	$ 60,000,000
Loss on financial instruments, net									$ (1,000,000)	$ (16,000,000)
Unamortized debt discount and issuance costs totalled													$ 184,000,000
Treasury Stock [Member]
Debt Instrument [Line Items]
Debt Conversion, Converted Instrument, Shares Issued | shares							13,700,000			13,000,000
Senior Unsecured Convertible Bonds [Member]
Debt Instrument [Line Items]
Net proceeds from issuance of senior unsecured convertible bonds			1,502,000,000		994,000,000
Medium Term Credit Facilities [Member]
Debt Instrument [Line Items]
Unutilized committed medium term credit facilities													572,000,000
Multi Currency Loan to Support our Industrial and R&D Programs [Member]
Debt Instrument [Line Items]
Line of credit outstanding amount | €															€ 350,000,000
Amount outstanding													176,000,000
Line of credit amount withdrawn																$ 471,000,000
Fair Value, Inputs, Level 3 [Member]
Debt Instrument [Line Items]
Fair value of liability component			$ 1,266,000,000		$ 878,000,000
Europe [Member] | Multi Currency Loan to Support our Industrial and R&D Programs [Member]
Debt Instrument [Line Items]
Line of credit outstanding amount | €												€ 350,000,000
Amount outstanding													109,000,000
Line of credit amount withdrawn												€ 100,000,000	$ 321,000,000
Zero Coupon due 2019 (Tranche A) [Member]
Debt Instrument [Line Items]
Interest rate					1.00%
Senior unsecured convertible bonds conversion premium rate					30.00%
Debt conversion, bond par value								$ 600,000,000
Conversion features of the instruments value								0
Allocated debt issuance costs								598,000,000
Debt Conversion,Cash redemption								$ 2,000,000
Zero Coupon due 2019 (Tranche A) [Member] | Treasury Stock [Member]
Debt Instrument [Line Items]
Debt Conversion, Converted Instrument, Shares Issued | shares								13,000,000
Zero Coupon due 2019 (Tranche A) [Member] | Senior Unsecured Convertible Bonds [Member]
Debt Instrument [Line Items]
Debt instrument principal amount					$ 600,000,000
Long-term debt maturity date									2019
Interest rate					0.00%
Percentage at which bonds issued			101.265%
Zero Coupon due 2019 (Tranche A) [Member] | Measurement Input, Discount Rate [Member]
Debt Instrument [Line Items]
Debt discount rate					0.0240		0.0209	0.0209		0.0209	0.0240
Zero Coupon due 2019 (Tranche A) [Member] | Fair Value, Inputs, Level 3 [Member]
Debt Instrument [Line Items]
Fair value of liability component							$ 574,000,000	$ 574,000,000		$ 574,000,000
Loss on financial instruments, net										$ 5,000,000
1.0% due 2021 (Tranche B) [Member]
Debt Instrument [Line Items]
Debt instrument periodic payment									Semi-annually
Interest rate					1.00%
Senior unsecured convertible bonds conversion premium rate					31.00%
Debt conversion, bond par value						60,000,000
Conversion features of the instruments value						0
Allocated debt issuance costs						59,000,000
Debt Conversion,Cash redemption						$ 1,000,000
1.0% due 2021 (Tranche B) [Member] | Treasury Stock [Member]
Debt Instrument [Line Items]
Debt Conversion, Converted Instrument, Shares Issued | shares						13,700,000
1.0% due 2021 (Tranche B) [Member] | Senior Unsecured Convertible Bonds [Member]
Debt Instrument [Line Items]
Debt instrument principal amount					$ 400,000,000
Long-term debt maturity date									2021
Interest rate					1.00%
1.0% due 2021 (Tranche B) [Member] | Measurement Input, Discount Rate [Member]
Debt Instrument [Line Items]
Debt discount rate					0.0322	0.0247	0.0247			0.0247	0.0322
1.0% due 2021 (Tranche B) [Member] | Fair Value, Inputs, Level 3 [Member]
Debt Instrument [Line Items]
Fair value of liability component						$ 370,000,000	$ 370,000,000			$ 370,000,000
Loss on financial instruments, net										$ 11,000,000
Zero Coupon Due 2022 (Tranche A) [Member]
Debt Instrument [Line Items]
Senior unsecured convertible bonds conversion premium rate			37.50%
Zero Coupon Due 2022 (Tranche A) [Member] | Senior Unsecured Convertible Bonds [Member]
Debt Instrument [Line Items]
Debt instrument principal amount			$ 750,000,000
Long-term debt maturity date										2022
0.25% due 2022(Tranche B) [Member]
Debt Instrument [Line Items]
Debt instrument periodic payment										Semi-annually
Senior unsecured convertible bonds conversion premium rate			37.50%
0.25% due 2022(Tranche B) [Member] | Senior Unsecured Convertible Bonds [Member]
Debt Instrument [Line Items]
Debt instrument principal amount			$ 750,000,000
Long-term debt maturity date										2024
Interest rate			0.25%
Dual Tranche Senior Unsecured Convertible Bonds [Member] | Senior Unsecured Convertible Bonds [Member]
Debt Instrument [Line Items]
Debt instrument principal amount			$ 1,500,000,000		$ 1,000,000,000
Senior unsecured convertible bonds conversion price | $ / shares			$ 20.54		$ 12
Tranche One [Member]
Debt Instrument [Line Items]
Debt Conversion, Converted Instrument, Shares Issued | shares		16,178	9,737	16,491
Debt conversion, bond par value		$ 200,000	$ 200,000	$ 200,000
Tranche Two [Member]
Debt Instrument [Line Items]
Net proceeds from issuance of senior unsecured convertible bonds		$ 994
Debt Conversion, Converted Instrument, Shares Issued | shares			9,737	16,366
Zero-coupon, due 2022 (Tranche A) [Member] | Senior Unsecured Convertible Bonds [Member]
Debt Instrument [Line Items]
Long-term debt maturity date									2022
Interest rate												0.00%	0.00%
Zero-coupon, due 2022 (Tranche A) [Member] | Measurement Input, Discount Rate [Member]
Debt Instrument [Line Items]
Debt discount rate							0.0270			0.0270		0.0270	0.0270
0.25%, due 2024 (Tranche B) [Member]
Debt Instrument [Line Items]
Interest rate												0.25%	0.25%
0.25%, due 2024 (Tranche B) [Member] | Senior Unsecured Convertible Bonds [Member]
Debt Instrument [Line Items]
Long-term debt maturity date									2024
Interest rate												0.25%	0.25%
0.25%, due 2024 (Tranche B) [Member] | Measurement Input, Discount Rate [Member]
Debt Instrument [Line Items]
Debt discount rate							0.0328			0.0328		0.0328	0.0328
New Medium Term Credit Facility [Member] | Europe [Member] | Multi Currency Loan to Support our Industrial and R&D Programs [Member]
Debt Instrument [Line Items]
Line of credit outstanding amount | €														€ 500,000,000
Line of credit amount withdrawn												€ 255,000,000	$ 292,000,000